Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions and Related Party Relationships	Related parties with transactions and related party relationships
Name of Related Party	Relationship to the Group
Dr. Guohua Zhang(1)	Chief Executive Officer and Chairman of the Board
Shanghai Weisheng International Logistics Co., Ltd	Controlled by a shareholder of the Company
Topsheen Shipping Limited	Controlled by a shareholder of the Company
Keen Best Shipping Co., Limited	Controlled by a shareholder of the Company
Nanjing Derun Shipping Co., Ltd.	Controlled by a shareholder of the Company
Welly Focus Shipping Co. Limited	Controlled by a shareholder of the Company
Top Wisdom Shipping Management Co. Limited	Controlled by a shareholder of the Company
Beijing Hanpu Technology Co., Ltd.	Controlled by a shareholder of the Company
Max Bright Marine Service Co. Ltd.	Controlled by a shareholder of the Company
Top Legend Shipping Co. Limited	Controlled by a shareholder of the Company
Top Creation International (HK) Limited	Controlled by a shareholder of the Company
Top Moral Shipping Limited	Controlled by a shareholder of the Company
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
(1)	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the Chairman of the Board of Directors and then Chief Executive Officer and Interim Chief Financial Officer of the Company was the ultimate controlling shareholder of the Group, holding 67.14% beneficial ownership of Caravelle’s ordinary shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection therewith, Dr. Zhang resigned as Caravelle’s Chief Executive Officer and Interim Chief Financial Officer.

Schedule of Due From Related Parties	Due from related parties consisted of the following:
	October 31, 2023	October 31, 2022

Nanjing Derun Shipping Co., Ltd.(1)	$-	$5,590
Topsheen Shipping Limited(2)	-	946,065
Top Wisdom Shipping Management Co. Limited(3)	4,183	-
Total	$4,183	$951,655
(1)	The balances mainly represented accounts receivables from Nanjing Derun Shipping Co., Ltd. The balance was collected subsequently.
(2)	The balances mainly represented prepayments to Topsheen Shipping Limited, which was utilized subsequently.
(3)	The balances mainly represented accounts receivables from Top Wisdom Shipping Management Co. Limited. The balance as of October 31, 2023 has been subsequently collected as of August 31, 2024.

Schedule of Due to Related Parties	Due to related parties consisted of the following:
	October 31, 2023	October 31, 2022
Topsheen Shipping Limited (1)	$1,182,319	$-
Shanghai Weisheng International Logistics Co., Ltd.	6,794	22,567
Beijing Hanpu Technology Co., Ltd.(2)	579,147	579,147
Dr. Guohua Zhang(3)	2,030,479	2,371,188
New Galion	99,833	4,000
Total	$3,898,572	$2,976,902
(1)	The balances mainly represented the balance of advance payment made on behalf of the Group and loan from Topsheen Shipping Limited. For the year ended October 31, 2023, Topsheen Shipping Limited provided a working capital loan $9.0 million and advance of $4.1 million to the Group. The Group repaid $12.1 million during the year. The remaining balance is unsecured, interest free and repayable on demand.
(2)	On May 20, 2022, the Group entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation with the total purchase price of approximately $0.5 million. The testing vessel was delivered to the Company on June 6, 2022. The balance represents unpaid balance of the above contract and other purchased fixed assets.

(3)	As of October 31, 2023 and 2022, Dr. Guohua Zhang advanced $2,030,479 and $2,371,188 to pay certain expanse on behalf of the Group. The advances are non-interest bearing and due on demand. For the year ended October 31, 2023, the balance payable to Dr. Guohua Zhang included $575,000 advance made by Dr. Guohua Zhang to Pacifico for the related general administrative expense incurred prior to the completion of SPAC Transaction.

Schedule of Services Provided by Related Parties	Services provided by related parties*
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Topsheen Shipping Limited	$28,809,218	$67,394,526	$46,757,016
Max Bright Marine Service Co. Ltd	2,648,111	2,526,064	1,961,665
Welly Focus Shipping Co. Limited	-	99,615	-
Top Wisdom Shipping Management Co. Limited	64,967	20,000	-
Top Creation International (HK) Limited	1,856,363	-	-
Top Moral Shipping Limited	8,567	-	-
Nanjing Derun Shipping Co., Ltd	-	565,465	31,325
Top Legend Shipping Co. Limited	3,176,917	1,256,111	1,647,921
Total	$36,564,143	$71,861,781	$50,397,927
*	The Group generally leased vessels or incurred the related freight costs with the above related parties.
Services provided to related parties**
	For the year ended October 31,	For the year ended October 31,	For the year ended October31,
	2023	2022	2021
Shanghai Weisheng International Logistics Co., Ltd	$371,826	$729,146	$1,065,779
Nanjing Derun Shipping Co., Ltd	-	5,590	-
Topsheen Shipping Limited	106,235	142,531	-
Total	$478,061	$877,267	$1,065,779
**	The Group generally provided transportation service to the above related parties.